Label	Element	Value
TIAA-CREF Social Choice Low Carbon Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Social Choice Low Carbon Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social, and governance criteria (“ESG”), which include additional criteria relating to carbon emissions and fossil fuel reserves.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period between August 7, 2015 (inception date) and October 31, 2015, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimate is for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through February 28, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund attempts to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark index, the Russell 3000®Index while investing in companies whose activities are consistent with the Fund’s ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves. See “Additional information about the Fund’s benchmark index” below for more information about the Fund’s benchmark.

The Fund’s investments are subject to certain ESG criteria. The research vendor currently providing the ESG performance evaluation is MSCI, Inc. (“MSCI”). All companies must meet or exceed minimum ESG performance standards to be eligible for inclusion in the Fund. The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations.

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible investment for the Fund. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their industry and relative to their peers. The social and environmental impacts of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a company’s overall ESG performance assessment. While not automatically excluded from the Fund, most companies involved in these industries are ineligible for inclusion in the Fund due to their poor overall ESG performance.

In addition to the overall ESG performance evaluation, the Fund favors companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) have limited exposure to oil, gas, and coal (i.e., fossil fuel) reserves. The determination of leadership criteria takes into consideration company carbon emissions both in absolute terms (e.g., tons of carbon emitted directly into the atmosphere) and in relative terms (e.g., tons of carbon emitted per unit of economic output such as sales). Reserves are fossil fuel deposits that have not yet been extracted.

Once a universe of ESG-eligible companies is established, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the benchmark index. Under these quantitative investment techniques, the Fund uses a risk model to evaluate the universe of stocks in which the Fund may invest and to inform the construction of a broadly diversified group of stocks. The Fund holdings will generally consist of a subset of the eligible investment universe. The Fund is not required to invest in all of the companies that meet the ESG criteria.

The Corporate Governance and Social Responsibility Committee (the “CGSR Committee”) of the Board of Trustees of the Trust (“Board of Trustees”) reviews the ESG criteria used to determine eligibility of the securities held by the Fund and approves the vendor of that service. Advisors seeks to ensure that the Fund’s investments are consistent with its ESG criteria, but Advisors cannot guarantee that this will always be the case for every Fund investment. Consistent with its responsibilities, the CGSR Committee evaluates options for implementing the Fund’s ESG investment criteria and monitors the ESG vendor(s) selected to supply the ESG-eligible universe. Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the universe of eligible companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the process utilized by the Fund’s vendor(s) or any judgment exercised by the CGSR Committee or Advisors will reflect the beliefs or values of any particular investor.

The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the CGSR Committee. Consistent with its ESG criteria, the Fund may invest up to 15% of its assets in foreign investments.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• ESG Criteria Risk—The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Low-Carbon Risk—The risk that because the Social Choice Low Carbon Equity Fund’s investment will have special emphasis on companies with low current carbon emissions and limited exposure to fossil fuel reserves, the Fund’s portfolio might exclude certain issuers for nonfinancial reasons and the Fund may forgo some market opportunities that otherwise would be available.

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Benchmark Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
TIAA-CREF Social Choice Low Carbon Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 712
TIAA-CREF Social Choice Low Carbon Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 675
TIAA-CREF Social Choice Low Carbon Equity Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.74%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 893
TIAA-CREF Social Choice Low Carbon Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,012
TIAA-CREF Social Choice Low Carbon Equity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,177

[1]	Estimate is for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.32% of average daily net assets for Institutional Class shares; (ii) 0.47% of average daily net assets for Advisor Class shares; (iii) 0.47% of average daily net assets for Premier Class shares; (iv) 0.57% of average daily net assets for Retirement Class shares; and (v) 0.71% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2017, unless changed with approval of the Board of Trustees.